Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Income for the year	$ 103,067	$ 202,632
Adjustments for:
Amortization and depreciation	58,969	47,290
Income tax expense	23,316	34,288
Amortization of deferred revenue	(14,781)	(7,279)
Share-based compensation	7,931	7,848
Finance income	(10,295)	(2,991)
Finance expenses	33,223	12,159
Foreign exchange (gain) loss	(23,095)	20,277
Other	(490)	(1,164)
Changes in non-cash working capital items	(18,029)	(15,098)
Cash flows from operations	159,816	297,962
Advance from NX Gold PMPA	3,207	100,000
Derivative contract settlements	(11,983)	(22,240)
Provision settlements	(2,238)	(2,039)
Income taxes paid	(5,416)	(9,094)
Cash flows from operating activities	143,386	364,589
Cash Flows used in Investing Activities
Additions to mineral property, plant and equipment	(282,775)	(169,159)
Additions to exploration and evaluation assets	(13,044)	(12,672)
Other investments, net of interest received	(129,987)	2,305
Cash flows used in investing activities	(425,806)	(179,526)
Cash Flows (used in) / from Financing Activities
Lease liability payments	(7,426)	(4,843)
New loans and borrowings, net of finance costs	401,495	5,471
Loans and borrowings repaid	(55,650)	(113,240)
Interest paid on loans and borrowings	(15,383)	(4,164)
Other finance expenses paid	(4,542)	(4,204)
Proceeds from exercise of stock options and warrants	8,805	5,550
Cash flows (used in)/from financing activities	327,299	(115,430)
Effect of exchange rate changes on cash and cash equivalents	2,694	(2,012)
Net increase in cash and cash equivalents	47,573	67,621
Cash and cash equivalents - beginning of year	130,129	62,508
Cash and cash equivalents - end of year	$ 177,702	$ 130,129